Earnings Per Share	12 Months Ended
Jun. 30, 2018
Earnings Per Share

NOTE 29. EARNINGS PER SHARE

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Loss after income tax attributable to the owners of Immutep Limited	(12,746,020)	(9,367,206)	(62,015,184)

	Number	Number (Restated)*	Number (Restated)*
Weighted average number of ordinary shares used in calculating basic earnings per share	2,608,328,140	2,284,360,994	2,228,477,348

Weighted average number of ordinary shares used in calculating diluted earnings per share	2,608,328,140	2,284,360,994	2,228,477,348

	Cents	Cents (Restated)*	Cents (Restated)*
Basic earnings per share	(0.49)	(0.41)	(2.78)
Diluted earnings per share	(0.49)	(0.41)	(2.78)

*	The Group updated the 2017 and 2016 EPS figure to reflect the bonus shares issue arising from the capital raising in fiscal year 2018.

The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Listed options	—	—	77,378,693
Unlisted options	529,369,101	531,049,969	531,049,969
Convertible notes	797,171,907	727,075,050	706,476,966
Performance rights	108,964,706	33,852,075	51,310,083
Non-executive director rights	21,481,457	10,881,194	3,431,373
US warrants*	197,345,100	—	—

*	1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up.